Additional information: Condensed statements of comprehensive income of the parent company (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information: condensed financial statements of the Company
Selling expenses	¥ (404,683,000)	¥ (510,608,000)	¥ (413,068,000)
General and administrative expenses	(206,971,000)	(230,646,000)	(196,329,000)
Finance income	113,000	1,185,000	388,000
Finance costs	(27,230,000)	(29,189,000)	(24,293,000)
Fair value loss of convertible redeemable preferred shares			136,656,000
Fair value loss of convertible note	(4,240,000)	(1,599,000)	(5,193,000)
Fair value loss of exchangeable note liabilities			45,274,000
Profit/(loss) before income tax	(681,314,000)	(259,492,000)	152,364,000
Income tax expense	(11,798,000)	(12,587,000)	14,036,000
Profit/(loss) for the year	(669,516,000)	(246,905,000)	138,328,000
Items that may be subsequently reclassified to profit or loss
Currency translation differences	574,000	(731,000)	672,000
Total other comprehensive income/(loss) for the year, net of tax	574,000	(731,000)	672,000
Total comprehensive income/(loss) for the year	(668,942,000)	(247,636,000)	139,000,000
Parent company
Additional information: condensed financial statements of the Company
Profit/(loss) from subsidiaries	(469,724,000)	(140,096,000)	40,231,000
Selling expenses	(511,000)	(1,228,000)	(1,889,000)
General and administrative expenses	(47,188,000)	(103,982,000)	(72,908,000)
Finance costs	(338,000)		(4,144,000)
Other loss, net	(6,968,000)
Fair value loss of convertible redeemable preferred shares			136,656,000
Fair value loss of convertible note	(4,240,000)	(1,599,000)	(5,193,000)
Fair value loss of exchangeable note liabilities			(45,274,000)
Fair value loss of derivative financial instrument			301,000
Profit/(loss) before income tax	(528,969,000)	(246,905,000)	138,328,000
Profit/(loss) for the year	(528,969,000)	(246,905,000)	138,328,000
Items that may be subsequently reclassified to profit or loss
Currency translation differences	574,000	(731,000)	672,000
Total other comprehensive income/(loss) for the year, net of tax	574,000	(731,000)	672,000
Total comprehensive income/(loss) for the year	¥ (528,395,000)	¥ (247,636,000)	¥ 139,000,000